SHARE CAPITAL (Details 7) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share capital [Line Items]
Equity securities excluded from the calculation of diluted earnings per share	0	0
Stock Options [Member]
Share capital [Line Items]
Equity securities excluded from the calculation of diluted earnings per share	8.6	13.1